Accounts payable (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts payable
Vendor payable	¥ 131,421		¥ 126,821
Shipping charges payable and others	34,746		33,786
Total	166,167	$ 23,404	160,607
Outstanding payment obligations	¥ 21,316		¥ 16,671